UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2000

Check here is Amendment[x]; Amendment Number:
This Amendment (Check only one.): [x] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    The Swarthmore Group,Inc.
Address: 1646 West Chester Pike
	 Suite 9
         West Chester, PA  19382

13F File Number:  28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paula Mandle
Title: Chief Operating Officer
Phone: 610-918-7200
Signature, Place, and Date of Signing:

  Paula Mandle  West Chester, Pennsylvania  February 1, 2001

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 110

Form 13 F Information Table Value Total: 665,690

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109     2323   134668 SH       SOLE                   134668
AT&T - Liberty Media Group     COM              001957208      183    13500 SH       SOLE                    13500
Agilent Technologies Inc       COM              00846U101      541     9874 SH       SOLE                     9874
AllState Corp                  COM              020002101     8362   191955 SH       SOLE                   191955
Allete                         COM              018522102      256    10300 SH       SOLE                    10300
Amerada Hess Corp              COM              023551104     4121    56400 SH       SOLE                    52400
American Express               COM              025816109    16969   308875 SH       SOLE                   297475
American Home Products         COM              026609107     3121    49108 SH       SOLE                    49108
American International Group   COM              026874107    27567   279693 SH       SOLE                   271493
Archstone Communities Trust    COM              039581103     1365    53000 SH       SOLE                    53000
BP Amoco PLC - Spons ADR       COM              055622104     1316    27496 SH       SOLE                    27496
Bank of America Corp           COM              060505104     3563    77659 SH       SOLE                    77659
Bethlehem Steel Corp           COM              087509105       19    11000 SH       SOLE                    11000
Bristol-Myers Squibb Co        COM              110122108     1967    26598 SH       SOLE                    26598
Burlington Resources Inc       COM              122014103     3569    70675 SH       SOLE                    65575
Cardinal Health Inc            COM              14149Y108    18605   186750 SH       SOLE                   180350
Chase Manhattan Corp           COM              16161A108    11846   260700 SH       SOLE                   253200
Cigna Corp                     COM              125509109    14982   113245 SH       SOLE                   110395
Citigroup Inc                  COM              172967101     1724    33759 SH       SOLE                    33759
Computer Sciences Corp         COM              205363104     5152    85680 SH       SOLE                    85680
ConAgra Foods Inc              COM              205887102     6999   269175 SH       SOLE                   269175
Costco Wholesale Corp.         COM              22160K105     8736   218750 SH       SOLE                   210650
Countrywide Credit Ind Inc     COM              222372104     5141   102300 SH       SOLE                   102300
Delta Airlines Inc             COM              247361108     4036    80410 SH       SOLE                    80410
Dominion Resources, Inc. - VA  COM              25746U109    14313   213625 SH       SOLE                   206725
Donnelley (R.R.) & Sons Co     COM              257867101     3278   121400 SH       SOLE                   121400
Dover Corp                     COM              260003108     5337   131575 SH       SOLE                   126975
Duff & Phelps Utilities Income COM              264324104      271    25856 SH       SOLE                    25856
Duke-Weeks Realty Corp         COM              264411505      821    33350 SH       SOLE                    33350
EMC Corp/Mass                  COM              268648102    15476   232725 SH       SOLE                   224375
Eastman Kodak                  COM              277461109     2643    67115 SH       SOLE                    67115
Emerson Electric Co            COM              291011104      441     5600 SH       SOLE                     5600
Exxon Mobil Corporation        COM              30231G102     1623    18674 SH       SOLE                    18674
Family Dollar Stores           COM              307000109     9953   464300 SH       SOLE                   444400
Fannie Mae                     COM              313586109      371     4275 SH       SOLE                     4275
Fastenal Co.                   COM              311900104     4898    89250 SH       SOLE                    86000
Freddie Mac                    COM              313400301    13754   199690 SH       SOLE                   191790
General Electric Co            COM              369604103    18095   377476 SH       SOLE                   367726
General Mills                  COM              370334104     5441   122100 SH       SOLE                   117400
Genuine Parts Co               COM              372460105     3944   150600 SH       SOLE                   150600
Goodyear Tire & Rubber Co      COM              382550101      329    14300 SH       SOLE                    14300
HRPT Properties Trust          COM              40426W101     1796   237550 SH       SOLE                   237550
Halliburton Co                 COM              406216101     7374   203430 SH       SOLE                   198230
Hewlett Packard Co             COM              428236103     1614    51150 SH       SOLE                    51150
Home Depot, Inc                COM              437076102      509    11136 SH       SOLE                    11136
Household Intl                 COM              441815107      588    10695 SH       SOLE                    10695
Humana Inc                     COM              444859102      229    15000 SH       SOLE                    15000
International Business Machine COM              459200101      267     3142 SH       SOLE                     3142
Johnson & Johnson              COM              478160104    12172   115857 SH       SOLE                   112657
KeySpan Corporation            COM              49337w100     9151   215950 SH       SOLE                   215950
Kimberly-Clark Corp            COM              494368103     6809    96325 SH       SOLE                    91725
Kroger Co                      COM              501044101    12820   473700 SH       SOLE                   458550
Laboratory Corp of America Hol COM              50540R409     3322    18875 SH       SOLE                    18875
Lehman Brothers Holdings Inc   COM              524908100    10827   160100 SH       SOLE                   154300
Lincoln National Corp          COM              534187109     8101   171225 SH       SOLE                   164225
MBNA Corp                      COM              55262L100     6599   178650 SH       SOLE                   170250
McClatchy Company - Class A    COM              579489105      767    18000 SH       SOLE                    18000
MedImmune Inc.                 COM              584699102     7305   153175 SH       SOLE                   148575
Medtronic Inc                  COM              585055106    17233   285430 SH       SOLE                   271030
Merck & Co                     COM              589331107     2293    24496 SH       SOLE                    24496
Micron Technology Inc          COM              595112103     4573   128810 SH       SOLE                   120910
Microsoft Corp                 COM              594918104     4975   114700 SH       SOLE                   109900
Minnesota Mining & Manufacturi COM              604059105      248     2058 SH       SOLE                     2058
NSTAR                          COM              67019E107     3906    91100 SH       SOLE                    91100
Nationwide Health Pptys Inc    COM              638620104      129    10000 SH       SOLE                    10000
New Plan Excel Realty Trust    COM              648053106     4433   337750 SH       SOLE                   337750
New York Times Co - Class  A   COM              650111107     5066   126450 SH       SOLE                   120200
Noble Drilling Corp            COM              655042109    14906   343150 SH       SOLE                   328550
Omnicom Group                  COM              681919106    13146   158630 SH       SOLE                   152380
Pepsico Inc                    COM              713448108      235     4740 SH       SOLE                     4740
Pfizer Inc                     COM              717081103      676    14691 SH       SOLE                    14691
Pharmacia Corporation          COM              71713U102    10320   169178 SH       SOLE                   164178
Procter & Gamble               COM              742718109      376     4800 SH       SOLE                     4800
Public Service Enterprise Grou COM              744573106     8812   181230 SH       SOLE                   181230
Qwest Communications Intl      COM              749121109    19072   466602 SH       SOLE                   449702
Raytheon Co - Class A          COM              755111309     2181    75200 SH       SOLE                    75200
Raytheon Company Class B       COM              755111408     3710   119450 SH       SOLE                   119450
Royal Dutch Petroleum NY GLDR  COM              780257804      266     4400 SH       SOLE                     4400
SBC Communications Inc         COM              78387G103      372     7798 SH       SOLE                     7798
Safeway Inc                    COM              786514208      250     4000 SH       SOLE                     4000
Sanmina Corp                   COM              800907107     8964   116980 SH       SOLE                   111780
Sara Lee Corp                  COM              803111103      227     9250 SH       SOLE                     9250
Schering-Plough                COM              806605101    20441   360200 SH       SOLE                   348100
Sierra Pacific Resources       COM              826428104      418    26050 SH       SOLE                    26050
Sovereign Bancorp Inc          COM              845905108     2816   346550 SH       SOLE                   346550
Sprint Corp (PCS Group)        COM              852061506     6033   295200 SH       SOLE                   283200
St. Paul Companies             COM              792860108      964    17750 SH       SOLE                    17750
Staples Inc                    COM              855030102      118    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      447    16020 SH       SOLE                    16020
SunTrust Banks Inc.            COM              867914103     5922    94000 SH       SOLE                    90800
Sungard Data Systems           COM              867363103    18686   396525 SH       SOLE                   384125
Supervalu Inc                  COM              868536103     2588   186500 SH       SOLE                   186500
TCF Financial Corp             COM              872275102    12083   271150 SH       SOLE                   261250
Teleflex Inc                   COM              879369106     4925   111450 SH       SOLE                   111450
Tellabs Inc                    COM              879664100    23109   409016 SH       SOLE                   396716
Tenet Healthcare Corp          COM              88033G100    14778   332550 SH       SOLE                   320450
Texas Instruments Inc          COM              882508104     4915   103741 SH       SOLE                    97541
Toys R Us Inc                  COM              892335100      192    11500 SH       SOLE                    11500
Tyco International Ltd         COM              902124106    29136   524969 SH       SOLE                   509969
Ultramar Diamond Shamrock      COM              904000106      960    31100 SH       SOLE                    31100
Union Pacific Corp             COM              907818108     4564    89925 SH       SOLE                    89925
Verizon Communications         COM              92343V104      418     8348 SH       SOLE                     8348
Viacom Inc - Class B           COM              925524308    11554   247148 SH       SOLE                   238848
Vulcan Materials Co            COM              929160109      239     5000 SH       SOLE                     5000
Wal-Mart Stores Inc            COM              931142103    17309   325825 SH       SOLE                   317625
Wells Fargo Company            COM              949746101      323     5800 SH       SOLE                     5800
Williams Cos Inc               COM              969457100     3474    86975 SH       SOLE                    82175
Xcel Energy Inc.               COM              98389B100     6667   229401 SH       SOLE                   221701
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      307    27900 SH       SOLE                    27900
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     2234    83725 SH       SOLE                    83725